FORTRESS BROOKDALE
INVESTMENT FUND LLC


Financial Statements for the Year Ended December 31, 2001 and Report of Independent Auditors

FORTRESS BROOKDALE INVESTMENT FUND LLC


TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                 PAGE
REPORT OF INDEPENDENT AUDITORS                                                      1

FINANCIAL STATEMENTS:

        Statement of Assets and Liabilities as of December 31, 2001                 2

        Schedule of Investments as of December 31, 2001                             3

        Statement of Operations for the year ended December 31, 2001                4

        Statement of Cash Flows for the year ended December 31, 2001                5

        Statements of Changes in Net Assets for the year ended December 31,
         2001 and for the period from September 6, 2000 (Commencement of
         Operations)
         to December 31, 2000                                                       6

        Notes to Financial Statements                                               7

        Directors' Information (Unaudited)                                          9

        Officers' Information (Unaudited)                                          10


                         REPORT OF INDEPENDENT AUDITORS



To the Members of
Fortress Brookdale Investment Fund LLC

We have audited the accompanying statement of assets and liabilities of Fortress Brookdale Investment Fund LLC (the "Company"), including the schedule of investments, as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for the period from September 6, 2000 (Commencement of Operations) through December 31, 2000 and for the year ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Fortress Brookdale Investment Fund LLC at December 31, 2001, the results of its operations and its cash flows for the year then ended, and the changes in its net assets for the period from September 6, 2000 (Commencement of Operations) through December 31, 2000, and for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
February 25, 2002

FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)
--------------------------------------------------------------------------------

                                                                        December 31, 2001
                                                                        -----------------
ASSETS

       Investment in affiliate, at value (cost $14,694)                 $          15,599
       Cash and cash equivalents                                                      194
       Other receivables                                                               52
                                                                        -----------------
                                                                                   15,845
                                                                        -----------------
LIABILITIES
       Accounts payable                                                                50
                                                                        -----------------
                                                                                       50
                                                                        -----------------
NET ASSETS                                                              $          15,795
                                                                        =================
NET ASSETS CONSISTS OF:
       Preferred equity                                                 $              52
       Common equity                                                               15,000
       Preferred dividends paid                                                        (5)
       Accumulated net investment loss                                               (157)
       Accumulated net unrealized gain on affiliate investment                        905
                                                                        -----------------
                                                                        $          15,795
                                                                        =================


See notes to financial statements.     2

FORTRESS BROOKDALE INVESTMENT FUND LLC

SCHEDULE OF INVESTMENTS
(dollar amounts in thousands)
--------------------------------------------------------------------------------

Investment                                             Description of Securities                        Cost       Fair Value
----------                                             -------------------------                        ----       ----------
Investment in controlled affiliate (a):

   Fortress Brookdale Acquisition LLC, ("FBA") (b)     4.6% of the issued common shares              $   14,694    $   15,599
                                                                                                     ========================

(a) The Company shares its investment advisor with Fortress Registered Investment Trust, which owns 50.51% of FBA. FBA is therefore considered an affiliate of the Company for the purposes herein. These securities are restricted as to public resale.
(b) FBA owns 100% of the outstanding common shares of Brookdale Living Communities, Inc. as its sole asset at the end of the period.


   Summary of Transactions with Affiliated Companies
   -------------------------------------------------
                                                                            Cost            Dividend           Fair Value
                                                                          Incurred           Income             of Total
   Affiliate                                   Purchase Date            This Period        This Period         Investment
   ---------                                   -------------           ---------------------------------------------------
   Fortress Brookdale Acquisition LLC          September 23, 2000       $         -        $         -         $   15,599
                                                                       ===================================================


See notes to financial statements.     3

FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENT OF OPERATIONS
(dollar amounts in thousands)
--------------------------------------------------------------------------------

                                                                                                   Year Ended
                                                                                                December 31, 2001
                                                                                                -----------------
Expenses
     Auditing fees                                                                             $               18
     Directors' fees                                                                                            8
     Miscellaneous expenses                                                                                     5
                                                                                                -----------------
Net investment loss                                                                                           (31)
                                                                                                -----------------

Net unrealized gain on affiliate investment                                                                   867
                                                                                                -----------------

Net increase in net assets resulting from operations                                            $             836
                                                                                                =================

Disclosure of certain ratios, annualized:
  Ratio of total expenses to average net assets                                                               .2%
  Ratio of investment loss, net, to average net assets                                                       (.2%)
  Portfolio turnover rate                                                                                    0.0%

     Total Return                                                                                            5.6%


See notes to financial statements.     4

FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)
--------------------------------------------------------------------------------

                                                                            Year Ended
                                                                        December 31, 2001
                                                                        -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                    $             836
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
         Net unrealized gain on affiliate investment                                 (867)
         Change in:
              Other assets                                                             (2)
              Accounts payable                                                        (76)
                                                                        -----------------

Net cash used in operating activities                                                (109)
                                                                        -----------------


CASH FLOWS FROM FINANCING ACTIVITIES:
     Preferred dividends paid                                                          (5)
     Issuance of preferred interests                                                    2
                                                                        -----------------
Net cash used in financing activities                                                  (3)
                                                                        -----------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                            (112)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                        306
                                                                        -----------------

CASH AND CASH EQUIVALENTS, END OF PERIOD                                $             194
                                                                        =================


See notes to financial statements.     5

FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)
--------------------------------------------------------------------------------

                                                                                             Period from
                                                                                          September 6, 2000
                                                                                          (Commencement of
                                                                          Year Ended       Operations) to
                                                                       December 31, 2001  December 31, 2000
                                                                       -----------------  -----------------
Increase (decrease) in net assets resulting from operations
                Net investment loss                                    $             (31) $            (126)
                Net unrealized gain on affiliate investment                          867                 38
                                                                       -----------------  -----------------

Net increase (decrease) in net assets resulting from operations                      836                (88)

Capital contributions                                                                  -             15,000
Issuance of preferred interests                                                        2                 50
Preferred dividends paid                                                              (5)                 -
                                                                       -----------------  -----------------

Net increase in net assets                                                           833             14,962

Net assets, beginning of period                                                   14,962                  -
                                                                       -----------------  -----------------

Net assets, end of period                                              $          15,795  $          14,962
                                                                       =================  =================


See notes to financial statements.     6

FORTRESS BROOKDALE INVESTMENT FUND LLC

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

1.      ORGANIZATION

        Fortress Brookdale Investment Fund, LLC (the "Company") was formed on September 6, 2000 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Brookdale Acquisitions LLC ("FBA"). FBA owns 100% of the issued and outstanding common stock of Brookdale Living Communities Inc., a leading senior living company.

        The members of the Company include Northwestern Mutual Life Insurance Company ("Northwestern"), Weyerhauser Company Master Retirement Trust ("Weyerhauser"), and FIG Advisors LLC ("FIG", and together with Northwestern and Weyerhauser, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FBA.

        FIG is also the advisor of Fortress Registered Investment Trust, which holds 50.51% of FBA. As the Company and FBA share the same advisor, they are considered affiliates for purposes herein.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The Company reports its assets and liabilities at fair value on the reporting date, including its investment in FBA.

        USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter primarily market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company. Management believes that the carrying value of its investment is reasonable, taking into consideration market risk along with its knowledge of the company in which it has made equity investments.

        VALUATION OF ASSETS AND LIABILITIES - The Company's investment in affiliate is accounted for under the Act. The valuation of investments is based upon initial cost and is updated periodically by estimates as determined in accordance with the Company's valuation policies as approved by the Company's board of managers.

FORTRESS BROOKDALE INVESTMENT FUND LLC

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

        Events that could change the reported amount include: further financing by the investee company, pending disposition by the Company of its investment, obtaining by the Company of a third party estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

        Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

        FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

        DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. Distributions are allocated first to the Advisory Member to the extent of the allocation described in Note 3; second, to the preferred equity interests; and third, to Weyerhauser and Northwestern pro rata in accordance with their respective capital accounts. No distributions have been made to the Members through December 31, 2001.

        SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income will be recognized on the ex-dividend date.

        CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

3.      ALLOCATIONS TO MEMBERS

        Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. Net Losses, as defined, are allocated first to the Members other than FIG.

4.      PREFERRED EQUITY INTERESTS

        The Company has issued preferred equity interests in the aggregate amount of $52,500 to 105 qualified investors. Such securities attract a 10% return, payable out of the Company's Net Profits. Preferred dividends in the amount of $5,250 were paid during the year ended December 31, 2001.

FORTRESS BROOKDALE INVESTMENT FUND LLC
Directors' Information (Unaudited)


Name (age)                                                                                                        No. of Portfolios
Position (held since)                                                                                             for which Board
Address                   Principal Occupation During Past 5 yrs.             Other Directorships                 Member Serves
-------                   ---------------------------------------             -------------------                 -------------

Wesley R. Edens (40)     - Chief Executive Officer of                   -   Chairman of the Board of Capstead       One (1)
                           Fortress Investment Group LLC (May               Mortgage Corporation
                           1998 to present)



Chairman of the Board
(November 1999)          - Managing Director of UBS                     -  Chairman of the Board of Newcastle
                           Securities LLC (May 1997 - May 1998)            Investment Corp.


c/o Fortress             - Partner of BlackRock Financial
1301 Avenue of the         Management, Inc. (October 1993 - May
Americas NY, NY 10019      1997)

------------------------------------------------------------------------------------------------------------------------------------

Dennis Porterfield (66)  - Executive Vice President of Summit           -   Hackensack University                   One (1)
                           Bancorp. (July 1994 July 1999)                   Medical Center


Member of the Board
(December 1999)

c/o Fortress
1301 Avenue of the Americas
NY, NY 10019

FORTRESS BROOKDALE INVESTMENT FUND LLC
Officers' Information (Unaudited)

Name (age)
Position (held since)
Address                                     Principal Occupation During Past 5 yrs.
-------                                     ---------------------------------------
Wesley R. Edens (40)                        -   Chief Executive Officer of Fortress Investment Group
                                                LLC (May 1998 to present)
Chief Executive Officer (November 1999)
                                            -   Managing Director of UBS Securities LLC (May 1997 -
c/o Fortress                                    May 1998)
1301 Avenue of the Americas
NY, NY 10019                                -   Partner of BlackRock Financial Management, Inc.
                                                (October 1993 - May 1997)
-----------------------------------------------------------------------------------------------------

Robert I. Kauffman (38)                     -   President of Fortress Investment Group LLC (May 1998
                                                to present)
President (November 1999)
                                            -   Managing Director of UBS Securities LLC (May 1997 -
c/o Fortress                                    May 1998)
1301 Avenue of the Americas
NY, NY 10019                                -   Principal of BlackRock Financial Management, Inc.
                                                (April 1994 - May 1997)
-----------------------------------------------------------------------------------------------------

Randal A. Nardone (47)                      -   Chief Operating Officer of Fortress Investment Group
                                                LLC (May 1998 to present)
Vice President, Chief Operating Officer
and Secretary (November 1999)               -   Managing Director of UBS Securities LLC (May 1997 -
                                                May 1998)
c/o Fortress
1301 Avenue of the Americas                 -   Principal of BlackRock Financial Management, Inc.
NY, NY 10019                                    (June 1995 - May 1997)
-----------------------------------------------------------------------------------------------------

Erik P. Nygaard (42)                        -   Chief Information Officer of Fortress Investment Group
                                                LLC (May 1998 to present)
Vice President and Chief Information
Officer (November 1999)                     -   Managing Director of UBS Securities LLC (May 1997 -
                                                May 1998)
c/o Fortress
1301 Avenue of the Americas                 -   Principal of BlackRock Financial Management, Inc.
NY, NY 10019                                    (September 1994 - May 1997)


Fortress Brookdale Investment Fund LLC
Officers' Information (Unaudited) (Cont'd)

Name (age)                                      Principal Occupation During Past 5 yrs.
Position (held since)
Address
------------------------------------------------------------------------------------------------------
Gregory F. Hughes  (39)                     -   Chief Financial Officer of Fortress Investment Group
                                                LLC (July 1999 - present)
Vice President, Chief Financial Officer
and Treasurer (November 1999)               -   Chief Financial Officer of Wellsford Real Properties,
                                                Inc. (June 1997 - July 1999)
c/o Fortress
1301 Avenue of the Americas                 -   Chief Financial Officer of Wellsford Residential
NY, NY 10019                                    Property Trust (March 1993 - June 1997)
------------------------------------------------------------------------------------------------------
Lilly H. Donohue (30)                       -   Vice President of Fortress Capital Finance LLC
                                                (November 1999 - present)
Vice President and Assistant Secretary
(November 1999)                             -   Vice President of Fortress Investment Group LLC (May
                                                1998 - November 1999)
c/o Fortress
1301 Avenue of the Americas                 -   Vice President of UBS Securities, LLC (May 1997 - May
NY, NY 10019                                    1998)

                                            -   Vice President of BlackRock Financial Management, Inc.
                                                (October 1992 - May 1997)
